Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2012
Assets and Liabilities Measured at Fair Value on Recurring Basis

DOCOMO’s assets and liabilities that were measured at fair value on a recurring basis at March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥46,631	¥46,631	¥—	¥—
Equity securities (foreign)	71,128	71,128	—	—
Debt securities (foreign)	4	4	—	—

Total available-for-sale securities	117,763	117,763	—	—

Derivatives
Interest rate swap agreements	1,232	—	1,232	—

Total derivatives	1,232	—	1,232	—

Total	¥118,995	¥117,763	¥1,232	¥—

Liabilities:
Derivatives
Foreign exchange forward contracts	¥154	¥—	¥154	¥—
Foreign currency option contracts	1,859	—	1,859	—

Total derivatives	2,013	—	2,013	—

Total	¥2,013	¥—	¥2,013	¥—

There were no transfers between Level 1 and Level 2.

	Millions of yen
	2012
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥51,808	¥51,808	¥—	¥—
Equity securities (foreign)	64,161	64,161	—	—
Debt securities (foreign)	30	30	—	—

Total available-for-sale securities	115,999	115,999	—	—

Total	¥115,999	¥115,999	¥—	¥—

Liabilities:
Derivatives
Foreign exchange forward contracts	¥1	¥—	¥1	¥—
Foreign currency option contracts	1,096	—	1,096	—

Total derivatives	1,097	—	1,097	—

Total	¥1,097	¥—	¥1,097	¥—

Assets Measured at Fair Value on Nonrecurring Basis

DOCOMO’s assets that were measured at fair value on a nonrecurring basis for the fiscal year ended March 31, 2012 were as follows.

	Millions of yen
	2012
	Total	Level 1	Level 2	Level 3	gains (losses)
Assets:
Goodwill	¥3,897	¥—	¥—	¥3,897	¥(6,310)
Long-lived assets	353	—	—	353	(706)